----------------------------
                                                          OMB APPROVAL

                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response: 20.0
                                                    ----------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

Registrant Name: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28

Date of Reporting Period: 5/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND--SCHEDULE OF INVESTMENTS May 31, 2005 (unaudited)

--------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                 Credit Rating
     (000)                                                                  (Moody's/S&P)         Value*
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--47.5%
                 ADVERTISING--0.8%
    $10,000      R.H. Donnelley Financial Corp., 10.875%, 12/15/12             B2/B+           $   11,575,000
                                                                                            ------------------
                 AIRLINES--0.1%
     3,980       Northwest Airlines Corp., 10.00%, 2/1/09                    Caa1/CCC-              2,089,500
                                                                                            ------------------
                 APPAREL--0.2%
     2,000       Levi Strauss & Co., 9.75%, 1/15/15 (a)                       Caa3/B-               1,940,000
     1,085       Phillips-Van Heusen Corp., 8.125%, 5/1/13                     B2/BB-               1,155,525
      580        Warnaco, Inc., 8.875%, 6/15/13                                B1/BB-                 632,200
                                                                                            ------------------
                                                                                                    3,727,725
                                                                                            ------------------
                 AUTOMOTIVE--0.8%
    13,168       HLI Operating Co., Inc., 10.50%, 6/15/10                       B3/B               12,772,960
                                                                                            ------------------
                 CHEMICALS--4.7%
                 Huntsman LLC.,
     1,781            11.50%, 7/15/12 (a)                                       B2/B                2,048,150
     5,713            11.625%, 10/15/10                                        B1/BB-               6,569,950
    13,590       IMC Global Inc., 11.25%, 6/1/11                               Ba3/BB              15,016,950
                 Lyondell Chemical Co.,
     3,120            9.625%, 5/1/07, Ser. A                                   B1/BB-               3,318,900
     5,115            10.875%, 5/1/09                                           B3/B                5,294,025
     5,435            11.125%, 7/15/12                                         B1/BB-               6,161,931
    10,545       PolyOne Corp., 10.625%, 5/15/10                               B3/B+               11,414,963
    11,150       Resolution Performance Products LLC., 13.50%, 11/15/10       Caa2/B-              12,042,000
     8,525       Rhodia SA., 10.25%, 6/1/10                                   B3/CCC+               9,121,750
                                                                                            ------------------
                                                                                                   70,988,619
                                                                                            ------------------
                 COMMERCIAL SERVICES--2.0%
    11,990       Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C  Caa2/CCC              9,412,150
     7,890       Vertrue Inc., 9.25%, 4/1/14                                    B2/B                7,751,925
    11,000       Xerox Corp., 9.75%, 1/15/09                                  Ba2/BB-              12,567,500
                                                                                            ------------------
                                                                                                   29,731,575
                                                                                            ------------------
                 CONTAINERS--0.0%
      170        Stone Container Corp., 8.375%, 7/1/12                          B2/B                  169,575
                                                                                            ------------------
                 ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
     7,250       Artesyn Technologies Inc., 5.50%, 8/15/10                     NR/NR                8,736,250
                                                                                            ------------------
                 ELECTRONICS--2.5%
     8,010       IMAX Corp., 9.625%, 12/1/10                                   B3/B-                8,410,500
    10,100       Sanmina-SCI Corp., 10.375%, 1/15/10                          Ba2/BB-              11,160,500
     5,000       Seitel Inc., 11.75%, 7/15/11                                  B3/NR                5,375,000
    12,400       Stoneridge Inc., 11.50%, 5/1/12                               B1/B+               12,524,000
                                                                                            ------------------
                                                                                                   37,470,000
                                                                                            ------------------
                 ENERGY--0.7%
     9,080       Reliant Resources Inc., 9.50%, 7/15/13                        B1/B+                9,897,200
                                                                                            ------------------
                 ENGINEERING--0.4%
     5,980       URS Corp., 11.50%, 9/15/09                                    Ba3/B+               6,727,500
                                                                                            ------------------
                 FINANCE--0.2%
     2,590       Metris Companies Inc., 10.125%, 7/15/06                       B3/CCC               2,599,712
                                                                                            ------------------
                 FINANCIAL SERVICES--1.1%
    11,080       Alamosa Delaware Inc., 11.00%, 7/31/10                      Caa1/CCC+             12,354,200
     4,515       AMR Holdings Co., Inc., 10.00%, 2/15/15 (a)                  Caa1/B-               4,718,175
                                                                                            ------------------
                                                                                                   17,072,375
                                                                                            ------------------
                 FOOD PRODUCTS--0.6%
     8,220       Pilgrim's Pride Corp., 9.625%, 9/15/11                       Ba2/BB-               9,000,900
                                                                                            ------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND--SCHEDULE OF INVESTMENTS May 31, 2005 (unaudited)

------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                     Credit Rating
     (000)                                                                      (Moody's/S&P)         Value*
------------------------------------------------------------------------------------------------------------------
                 HEALTHCARE--0.3%
    $4,241       Hanger Orthopedic Group Inc., 11.25%, 6/15/09                    NR/CCC+          $    3,938,829
     1,000       Medcath Holdings Corp., 9.875%, 7/15/12                          Caa1/B-               1,125,000
                                                                                                ------------------
                                                                                                        5,063,829
                                                                                                ------------------
                 HOME BUILDERS--1.6%
    12,325       Ryland Group Inc., 9.125%, 6/15/11                               Ba2/BB+              13,346,595
     3,865       Standard-Pacific Corp., 9.50%, 9/15/10                            Ba2/BB               4,096,900
     6,050       William Lyon Homes Inc., 10.75%, 4/1/13                            B2/B                6,443,250
                                                                                                ------------------
                                                                                                       23,886,745
                                                                                                ------------------
                 HOME FURNISHINGS--1.7%
     2,750       American Greetings Corp., 7.00%, 7/15/06                         Ba2/BB+               5,242,187
    10,290       Central Garden & Pet Co., 9.125%, 2/1/13                          B1/B+               10,958,850
     8,785       Jarden Corp., 9.75%, 5/1/12                                       B3/B-                9,312,100
                                                                                                ------------------
                                                                                                       25,513,137
                                                                                                ------------------
                 HOTELS/GAMING--0.8%
    10,500       Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B               Ba3/B+              11,523,750
                                                                                                ------------------
                 LEISURE--0.9%
     6,734       Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D     Ca/CCC-               5,555,550
     7,295       Equinox Holdings Inc., 9.00%, 12/15/09                            B3/B-                7,513,850
                                                                                                ------------------
                                                                                                       13,069,400
                                                                                                ------------------
                 MACHINERY--1.1%
    15,690       Case New Holland Inc., 9.25%, 8/1/11 (a)                         Ba3/BB-              16,552,950
                                                                                                ------------------
                 MANUFACTURING--0.4%
     5,650       Jacuzzi Brands Inc., 9.625%, 7/1/10                                B3/B                6,130,250
                                                                                                ------------------
                 METALS & MINING--2.2%
    10,715       AK Steel Corp., 7.875%, 2/15/09                                   B1/B+               10,125,675
     6,040       Oregon Steel Mills Inc., 10.00%, 7/15/09                          B1/B+                6,523,200
    14,170       United States Steel LLC, 10.75%, 8/1/08                           Ba2/BB              16,012,100
                                                                                                ------------------
                                                                                                       32,660,975
                                                                                                ------------------
                 MISCELLANEOUS--2.3%
    35,170       Dow Jones CDX North American High Yield CDS Index,
                      10.50%, 12/29/09 (a) (b)                                     NR/NR               34,114,900
                                                                                                ------------------
                 MULTI-MEDIA--3.5%
     2,715       CSC Holdings Inc., 10.50%, 5/15/16                                B2/B+                2,986,500
    11,165       Charter Communications Holdings Inc., 10.75%, 10/1/09            Ca/CCC-               8,652,875
     8,330       Echostar DBS Corp., 9.125%, 1/15/09                              Ba3/BB-               8,881,863
     5,430       Lodgenet Entertainment Corp., 9.50%, 6/15/13                      B3/B-                5,837,250
     3,970       Salem Communications Holding Corp., 9.00%, 7/1/11                 B2/B-                4,287,600
    10,000       Spanish Broadcasting System, Inc., 9.625%, 11/01/09              NR/CCC+              10,500,000
    10,580       XM Satellite Radio Inc., 12.00%, 6/15/10                        Caa1/CCC+             11,823,150
                                                                                                ------------------
                                                                                                       52,969,238
                                                                                                ------------------
                 OFFICE FURNISHINGS--1.2%
                 Interface, Inc.,
     5,375            9.50%, 2/1/14                                               Caa3/CCC              5,401,875
     6,490            10.375%, 2/1/10                                             Caa1/B-               6,944,300
     4,791       Tempur-Pedic Inc., 10.25%, 8/15/10                                 B2/B                5,318,010
                                                                                                ------------------
                                                                                                       17,664,185
                                                                                                ------------------
                 OIL & GAS-- 1.9%
     3,730       Dynegy Holdings Inc., 10.125%, 7/15/13 (a)                        B3/B-                4,140,300
    10,500       Petroleum Geo-Services ASA., 10.00%, 11/5/10                      Ba3/B+              11,655,000
    13,330       Sonat, Inc., 7.625%, 7/15/11                                    Caa1/CCC+             13,196,700
                                                                                                ------------------
                                                                                                       28,992,000
                                                                                                ------------------
                 PAPER PRODUCTS--1.4%
     6,272       Buckeye Technologies, Inc., 9.25%, 9/15/08                        Caa1/B               6,287,680
    12,650       Georgia-Pacific Corp., 9.375%, 2/1/13                            Ba2/BB+              14,326,125
                                                                                                ------------------
                                                                                                       20,613,805
                                                                                                ------------------
                 PHARMACEUTICALS--0.5%
     7,515       Leiner Health Products Corp., 11.00%, 6/1/12                     B3/CCC+               7,590,150
                                                                                                ------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND--SCHEDULE OF INVESTMENTS May 31, 2005 (unaudited)

--------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                 Credit Rating
     (000)                                                                  (Moody's/S&P)         Value*
--------------------------------------------------------------------------------------------------------------
                 RECYCLING--0.8%
    $10,495      Imco Recycling Inc., 10.375%, 10/15/10                         B2/B           $   11,649,450
                                                                                            ------------------
                 RETAIL--2.7%
      545        Brown Shoe Co., Inc., 8.75%, 5/1/12 (a)                       B1/BB-                 555,900
     9,110       Michaels Stores, Inc., 9.25%, 7/1/09                         Ba1/BB+               9,565,500
     4,240       Mothers Work Inc., 11.25%, 8/1/10                             Caa1/B               4,240,000
                 Rite Aid Corp.,
    13,815            11.25%, 7/1/08                                          Caa1/B-              14,540,287
     7,500            12.50%, 9/15/06                                          NR/B+                8,100,000
     4,000       United Auto Group, Inc., 9.625%, 3/15/12                       B3/B                4,240,000
                                                                                            ------------------
                                                                                                   41,241,687
                                                                                            ------------------
                 SEMI-CONDUCTORS--0.7%
    13,085       Amkor Technology, Inc., 10.50%, 5/1/09                       Caa1/CCC              9,879,175
                                                                                            ------------------
                 TELECOMMUNICATIONS--4.7%
                 Crown Castle International, Inc.,
     2,000            9.00%, 5/15/11                                          NR/CCC+               2,090,000
    13,395            10.75%, 8/1/11                                          NR/CCC+              14,248,931
    11,710       Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)     Caa1/B-              12,178,400
    13,800       Millicom International Cellular S.A., 10.00%, 12/1/13         B3/B-               13,386,000
    12,500       Primus Telecommunications Group, Inc., 12.75%, 10/15/09      Caa3/CCC              5,625,000
    11,960       Qwest Services Corp., 14.00%, 12/15/14 (a)                    Caa1/B              14,142,700
     8,860       Time Warner Telecom, Inc., 10.125%, 2/1/11                   B3/CCC+               8,594,200
                                                                                            ------------------
                                                                                                   70,265,231
                                                                                            ------------------
                 TRANSPORTATION--1.0%
     9,150       Yellow Roadway Corp., 5.00%, 8/8/23                          Ba1/BBB-             15,097,500
                                                                                            ------------------
                 UTILITIES--3.1%
    13,025       AES Corp., 9.50%, 6/1/09                                      B1/B-               14,457,750
    12,750       Mission Energy Holdings International Inc., 13.50%,          B2/CCC+              15,045,000
                      7/15/08
     6,075       PG&E Corp., 9.50%, 6/30/10                                    NR/NR               17,108,719
                                                                                            ------------------
                                                                                                   46,611,469
                                                                                            ------------------

                 Total Corporate Bonds & Notes (cost-$727,243,740)                                713,648,717
                                                                                            ------------------

CONVERTIBLE BONDS & NOTES--26.2%
                 AEROSPACE--0.2%
     2,000       GenCorp, Inc., 4.00%, 1/16/24                                 Caa2/B               2,637,500
                                                                                            ------------------
                 AIRLINES--1.5%
    20,572       Continental Airlines, Inc., 4.50%, 2/1/07                   Caa2/CCC+             16,817,610
     9,485       Northwest Airlines Corp., 6.625%, 5/15/23                   Caa1/CCC-              5,311,600
                                                                                            ------------------
                                                                                                   22,129,210
                                                                                            ------------------
                 CHEMICALS--0.9%
     7,020       Millennium Chemicals Inc., 4.00%, 11/15/23                    B1/BB-              13,241,475
                                                                                            ------------------
                 COMMERCIAL SERVICES--2.8%
     9,100       Bowne & Co., Inc., 5.00%, 10/1/33                             B2/B-                9,657,375
    13,450       Memberworks Inc., 5.50%, 10/1/10                              NR/B-               15,400,250
    17,314       World Color Press, Inc., 6.00%, 10/1/07                      Ba1/BB+              17,746,850
                                                                                            ------------------
                                                                                                   42,804,475
                                                                                            ------------------
                 COMPUTERS--1.0%
    17,400       Maxtor Corp., 6.80%, 4/30/10                                  B2/NR               15,790,500
                                                                                            ------------------
                 FINANCING--1.4%
    18,500       GATX Corp., 7.50%, 2/1/07                                   Baa3/BBB-             21,344,375
                                                                                            ------------------
                 HEALTHCARE--0.4%
     3,700       Matria Healthcare Inc., 4.875%, 5/1/24                        NR/B-                6,044,875
                                                                                            ------------------
                 INTERNET--1.3%
    18,800       E*Trade Group, Inc., 6.00%, 2/1/07                            NR/B-               18,894,000
                                                                                            ------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND--SCHEDULE OF INVESTMENTS May 31, 2005 (unaudited)

--------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                 Credit Rating
     (000)                                                                  (Moody's/S&P)         Value*
--------------------------------------------------------------------------------------------------------------
                 MANUFACTURING--1.2%
    $12,900      Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)                B3/B-           $   17,527,875
                                                                                            ------------------
                 METALS & MINING--1.1%
    12,600       Freeport-McMoRan Copper & Gold Inc., 7.00%, 2/11/11           NR/B+               16,474,500
                                                                                            ------------------
                 MULTI-MEDIA--1.1%
    16,995       EchoStar Communications Corp., 5.75%, 5/15/08                  B2/B               16,761,319
                                                                                            ------------------
                 OIL & GAS--2.1%
    14,100       Devon Energy Corp., 4.95%, 8/15/08                           Baa2/BBB             15,615,750
     7,604       St. Mary Land & Exploration Corp., 5.75%, 3/15/22             NR/NR               15,987,410
                                                                                            ------------------
                                                                                                   31,603,160
                                                                                            ------------------
                 PHARMACEUTICALS--1.9%
     9,650       Ligand Pharmaceuticals Inc., 6.00%, 11/16/07                  NR/NR               10,542,625
    17,750       Sepracor, Inc., 5.00%, 2/15/07                               NR/CCC+              17,772,187
                                                                                            ------------------
                                                                                                   28,314,812
                                                                                            ------------------
                 RETAIL--1.8%
     6,105       Guitar Center, Inc., 4.00%, 7/15/13                           B1/BB-              10,279,294
    17,708       Sonic Automotive, Inc., 5.25%, 5/7/09                          B3/B               17,597,325
                                                                                            ------------------
                                                                                                   27,876,619
                                                                                            ------------------
                 SEMI-CONDUCTORS--2.2%
    15,900       Advanced Micro Devices, Inc., 4.75%, 2/1/22                   B3/B-               15,681,375
                 Amkor Technology, Inc.,
     2,363            5.00%, 3/15/07                                          Caa1/CCC              1,748,620
    17,379            5.75%, 6/1/06                                           Caa1/CCC             15,032,835
                                                                                            ------------------
                                                                                                   32,462,830
                                                                                            ------------------
                 TELECOMMUNICATIONS--5.3%
    19,000       American Tower Corp., 5.00%, 2/15/10                         B3/CCC+              18,786,250
    15,900       CenturyTel, Inc., 4.75%, 8/1/32                             Baa2/BBB+             16,595,625
     8,740       Crown Castle International, Inc., 4.00%, 7/15/10             NR/CCC+              16,398,425
    17,000       Nextel Communications, Inc., 5.25%, 1/15/10                   Ba3/BB              17,042,500
    12,345       Nortel Networks Corp., 4.25%, 9/1/08                          B3/B-               11,341,969
                                                                                            ------------------
                                                                                                   80,164,769
                                                                                            ------------------

                 Total Convertible Bonds & Notes (cost-$404,088,594)                              394,072,294
                                                                                            ------------------

CONVERTIBLE PREFERRED STOCK--23.3%

    Shares
     (000)
----------------
                 AUTOMOTIVE--1.6%
      284        Ford Motor Co. Capital Trust II, 6.50%, 1/15/32               Ba1/B+              11,530,522
      562        General Motors Corp., 6.25%, 7/15/33, Ser.C                  Baa3/BB              11,884,185
                                                                                            ------------------
                                                                                                   23,414,707
                                                                                            ------------------
                 BANKING--1.1%
      322        Washington Mutual, Inc., 5.375%, 5/3/41                      Baa1/BBB             16,979,692
                                                                                            ------------------
                 COMMERCIAL SERVICES--1.8%
      530        United Rentals, Inc., 6.50%, 8/1/28                            B3/B               22,525,000
      45         Xerox Corp., 6.25%, 7/1/06                                    B1/B-                5,355,000
                                                                                            ------------------
                                                                                                   27,880,000
                                                                                            ------------------
                 FINANCIAL SERVICES--1.2%
      540        Genworth Financial Inc., 6.00%, 5/16/07                        A2/A               17,782,200
                                                                                            ------------------
                 INSURANCE--3.4%
      537        Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05         NR/BBB              15,449,474
      765        PMI Group Inc., 5.875, 11/15/06                                A1/A               18,375,300
      705        XL Capital Ltd., 6.50%, 5/15/07                                A2/A               16,934,100
                                                                                            ------------------
                                                                                                   50,758,874
                                                                                            ------------------
                 METALS & MINING--2.1%
      138        Arch Coal Inc., 5.00%, 12/31/49                                B3/B               16,475,806
      113        U.S. Steel Corp., 7.00%, 6/15/06, Ser. B                       NR/B               14,422,331
                                                                                            ------------------
                                                                                                   30,898,137
                                                                                            ------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND--SCHEDULE OF INVESTMENTS May 31, 2005 (unaudited)

--------------------------------------------------------------------------------------------------------------
    Shares                                                                 Credit Rating
     (000)                                                                  (Moody's/S&P)         Value*
--------------------------------------------------------------------------------------------------------------
                 OIL & GAS--5.8%
      190        Amerada Hess Corp., 7.00%, 12/01/06                           Ba3/BB          $   15,200,000
      129        Chesapeake Energy Corp., 5.00%, 12/31/49                      B3/B-               17,487,565
      550        ONEOK, Inc., 8.50%, 2/16/06                                 Baa1/BBB+             20,647,000
      267        Public Service Enterprise Group Inc., 10.25%, 11/16/05      Baa3/BBB-             18,596,550
      178        Williams Cos., Inc., 5.50%, 6/1/33                            NR/B-               15,651,000
                                                                                            ------------------
                                                                                                   87,582,115
                                                                                            ------------------
                 PHARMACEUTICALS--1.5%
      441        Schering-Plough Corp., 6.00%, 9/14/07                        Baa3/BBB             22,667,400
                                                                                            ------------------
                 RETAIL--1.1%
      725        Albertson's Inc., 7.25%, 5/16/07                             Baa2/BBB             16,205,436
                                                                                            ------------------
                 TELECOMMUNICATIONS--1.5%
      28         Corning, Inc., 7.00%, 8/16/05                                 B1/BB+              21,987,839
                                                                                            ------------------
                 UTILITIES--2.2%
      370        AES Trust III, 6.75%, 10/15/29                               B3/CCC+              17,242,000
      255        FPL Group, Inc., 8.00%, 2/16/06                               NR/A-               15,681,392
                                                                                            ------------------
                                                                                                   32,923,392
                                                                                            ------------------

                 Total Convertible Preferred Stock (cost-$324,716,241)                            349,079,792
                                                                                            ------------------

   Principal
    Amount
     (000)
----------------
TIME DEPOSIT--1.8%
    $26,378      Bank of America, 2.52%, 6/01/05 (cost-$26,378,272)
                                                                                                   26,378,272
                                                                                            ------------------
U.S. GOVERNMENT SECURITIES--1.2%
                 United States Treasury Notes, 10.75%, 8/15/05,
    18,000          (cost-$18,336,378)                                        Aaa/AAA              18,294,624
                                                                                            ------------------

                 TOTAL INVESTMENTS (cost-$1,500,763,225)--100%                                $ 1,501,473,699
                                                                                            ==================

NOTES TO SCHEDULE OF INVESTMENTS

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Interest rate cap agreements are marked to market daily by the Sub-Adviser based upon quotations provided from market makers. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to procedures established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A security - Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only qualified institutional investors.

(b)  Credit-linked trust certificate

GLOSSARY:
NR - Not Rated

INTEREST RATE CAP AGREEMENTS OUTSTANDING AT MAY 31, 2005:

                       Notional         Termination                       Payment received      Unrealized
  Counterparty          Amount             Date            Premium            by Fund          Appreciation
--------------------------------------------------------------------------------------------------------------
     UBS AG          $525,000,000        1/15/2006        $5,131,875     1 month LIBOR-BBA       $702,229
                                                                        over 2% strike price     --------

--LIBOR--London Interbank Offered Rate

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.


(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2005